Employee benefits - Defined benefits plan (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits
Total present value of benefit obligations (PBO)	$ 636,202	$ 500,072	$ 512,210
Plan assets at fair value	(148,392)	(197,254)	(259,245)	$ (267,535)
Projected liability, net	487,810	302,818	252,965
Present value of unfunded obligations
Disclosure of Employee benefits
Total present value of benefit obligations (PBO)	487,810	302,818	252,965
Present value of funded obligations
Disclosure of Employee benefits
Total present value of benefit obligations (PBO)	$ 148,392	$ 197,254	$ 259,245